17. PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	R$ 2,407	R$ 2,450	[1]	R$ 2,662		R$ 2,762
Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	2,230	2,317		2,542		2,656
Investment property under construction or sevelopment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	177	133		120		106
Land [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	224	229	[2],[3]	215	[2]	211
Reservoirs, dams and watercourses [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	1,020	1,080		1,150		1,234
Buildings works and improvements [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	264	274		314		331
Machinery and equipment [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	717	729		854		874
Vehicles [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	2	2		5		3
Furniture and utensils [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	3	3		R$ 4		R$ 3
Historical cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	7,506	7,385
Historical cost [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	7,329	7,252
Historical cost [member] | Investment property under construction or sevelopment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	177	133
Historical cost [member] | Land [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	247	248
Historical cost [member] | Reservoirs, dams and watercourses [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	3,300	3,280
Historical cost [member] | Buildings works and improvements [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	1,100	1,092
Historical cost [member] | Machinery and equipment [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	2,647	2,598
Historical cost [member] | Vehicles [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	21	20
Historical cost [member] | Furniture and utensils [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	14	14
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(5,099)	(4,935)
Accumulated depreciation and amortisation [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(5,099)	(4,935)
Accumulated depreciation and amortisation [member] | Land [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(23)	(19)
Accumulated depreciation and amortisation [member] | Reservoirs, dams and watercourses [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(2,280)	(2,200)
Accumulated depreciation and amortisation [member] | Buildings works and improvements [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(836)	(818)
Accumulated depreciation and amortisation [member] | Machinery and equipment [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(1,930)	(1,869)
Accumulated depreciation and amortisation [member] | Vehicles [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(19)	(18)
Accumulated depreciation and amortisation [member] | Furniture and utensils [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	R$ (11)	R$ (11)

[1]	See note 2.8.
[2]	Balances of R$4 were transferred between Intangible assets, concession contract assets and PP&E.
[3]	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.